Vanguard SHIP LOGO

April 3, 2012

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Massachusetts Tax-Exempt Funds (the Trust)
File No. 333-63579

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 this letter serves as certification that the
Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Jusith L. Gaines
Associate Counsel
The Vanguard Group, Inc.